Rule 497(e)
                                                             File Nos. 333-25289
                                                                       811-08183


                            SCHWAB SELECT ANNUITY(R)
           ISSUED BY FIRST GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        VARIABLE ANNUITY-1 SERIES ACCOUNT

                      Supplement dated July 16, 2004 to the
        Prospectus for the Schwab Select Annuity(R) dated April 30, 2004

Please note the following changes to your Prospectus.

Pursuant to its agreement with the New York Attorney General's Office, Janus has lowered its management fees for shareholders in all long-term funds and portfolios, including the Janus Aspen Series funds in your Schwab Select Annuity(R). The lower fees became effective July 1, 2004. Appendix D, on page 49 of your Prospectus, is hereby replaced with the revised Appendix D below, which reflects the lowered management fees of Janus.

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                Appendix D--Expenses of Each Sub-Account's Underlying Portfolio
                      (as a percentage of Portfolio average net assets,
      before and after fee waivers and expense reimbursements as of December 31, 2003)*

                            Management   Other  12b-1   Total           Total     Total
                            Fees         fees   fees    Portfolio       Fee       Portfolio
                                                        Expenses        Waivers   Expenses
                                                        Before Fee                After Fee
                                                        Waivers                   Waivers
A I M V.I. High Yield
Fund - Series I Shares
(formerly INVESCO VIF       0.63%        0.43%  0.00%   1.06%           0.01%     1.05%
High Yield Fund)
Alger American Growth       0.75%        0.10%  0.00%   0.85%           0.00%     0.85%
Portfolio - Class O Shares
Alger American MidCap       0.80%        0.13%  0.00%   0.93%           0.00%     0.93%
Growth Portfolio - Class
O Shares
AllianceBernstein VP        0.75%        0.73%  0.00%   1.48%           0.20%     1.28%
Utility Income Portfolio
- Class A Shares
American Century VP         0.90%        0.00%  0.00%   0.90%           0.00%     0.90%
Balanced Fund - Original
Class Shares
American Century VP         1.33%        0.01%  0.00%   1.34%           0.00%     1.34%
International Fund -
Original Class Shares
American Century VP Value   0.95%        0.00%  0.00%   0.95%           0.00%     0.95%
Fund - Original Class
Shares
Baron Capital Asset Fund:   1.00%        0.19%  0.25%   1.44%           0.00%     1.44%
Insurance Shares
Delaware VIP Small Cap      0.75%        0.11%  0.00%   0.86%           0.00%     0.86%
Value Series - Standard
Class
Dreyfus GVIT Mid Cap        0.40%        0.24%  0.25%   0.89%           0.00%     0.89%
Index Fund - Class II
Dreyfus Investment          0.75%        0.07%  0.00%   0.82%           0.00%     0.82%
Portfolios Midcap Stock
Portfolio - Initial Shares
Dreyfus VIF Appreciation    0.75%        0.05%  0.00%   0.80%           0.00%     0.80%
Portfolio - Initial Shares
Dreyfus VIF Developing      0.75%        0.07%  0.00%   0.82%           0.00%     0.82%
Leaders Portfolio -
Initial Shares
Dreyfus VIF Growth and      0.75%        0.07%  0.00%   0.82%           0.00%     0.82%
Income Portfolio -
Initial Shares
Federated American          0.75%        0.35%  0.00%   1.10%           0.25%     0.85%
Leaders Fund II - Primary
Shares
Federated Fund for U.S.     0.60%        0.37%  0.00%   0.97%           0.25%     0.72%
Government Securities II
Federated Capital Income    0.75%        0.60%  0.00%   1.35%           0.33%     1.02%
Fund II
INVESCO VIF-Core Equity     0.75%        0.38%  0.00%   1.13%           0.00%     1.13%
Fund - Series I Shares
INVESCO VIF-Technology      0.75%        0.41%  0.00%   1.16%           0.00%     1.16%
Fund - Series I Shares
Janus Aspen Series          0.55%        0.02%  0.00%   0.57%           0.00%     0.57%
Balanced Portfolio -
Institutional Shares*
Janus Aspen Series          0.50%        0.04%  0.00%   0.54%           0.00%     0.54%
Flexible Income Portfolio
- Institutional Shares*
Janus Aspen Series Growth   0.64%        0.02%  0.00%   0.66%           0.00%     0.66%
Portfolio - Institutional
Shares*
Janus Aspen Series Growth   0.62%        0.18%  0.00%   0.80%           0.00%     0.80%
and Income Portfolio -
Institutional Shares*
Janus Aspen Series          0.64%        0.11%  0.00%   0.75%           0.00%     0.75%
International Growth
Portfolio - Institutional
Shares*
Janus Aspen Series          0.60%        0.06%  0.00%   0.66%           0.00%     0.66%
Worldwide Growth
Portfolio - Institutional
Shares*
Oppenheimer Global          0.63%        0.04%  0.00%   0.67%           0.00%     0.67%
Securities Fund/VA
PIMCO VIT High Yield        0.25%        0.35%  0.00%   0.60%           0.00%     0.60%
Portfolio
PIMCO VIT Low Duration      0.25%        0.25%  0.00%   0.50%           0.00%     0.50%
Portfolio
Prudential Series Fund      0.45%        0.19%  0.25%   0.89%           0.00%     0.89%
Equity Portfolio -- Class
II
SAFECO RST Core Equity
Portfolio (formerly
Safeco RST Equity
Portfolio)                  0.74%        0.06%  0.00%   0.80%           0.00%     0.80%
SAFECO RST Growth           0.74%        0.06%  0.00%   0.80%           0.00%     0.80%
Opportunities Portfolio
SAFECO RST Small-Cap
Value Portfolio (formerly
Safeco RST
Small Company Value         0.85%        0.20%  0.00%   1.05%           0.00%     1.05%
Portfolio)
Schwab MarketTrack Growth   0.44%        0.43%  0.00%   0.87%           0.37%     0.50%
Portfolio IITM
Schwab Money Market         0.38%        0.06%  0.00%   0.44%           0.00%     0.44%
PortfolioTM
Schwab S&P 500 Portfolio    0.20%        0.12%  0.00%   0.32%           0.04%     0.28%
Scudder Variable Series I   0.47%        0.04%  0.00%   0.51%           0.00%     0.51%
Capital Growth Portfolio
- Class A Shares
Scudder Variable Series I   0.48%        0.11%  0.00%   0.59%           0.00%     0.59%
Growth and Income
Portfolio - Class A Shares
Scudder VIT EAFE(R)Equity    0.45%        0.64%  0.00%   1.09%           0.44%     0.65%
Index Fund - Class A
Shares
Scudder VIT Small Cap       0.35%        0.26%  0.00%   0.61%           0.16%     0.45%
Index Fund - Class A
Shares
Strong Multi Cap Value      0.75%        0.86%  0.00%   1.61%           0.48%     1.13%
Fund II
Universal Institutional     0.80%        0.31%  0.00%   1.11%           0.01%     1.10%
Funds U.S. Real Estate
Portfolio - Class I Shares
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*The Janus Aspen Series funds fees' are as of July 1, 2004. The period from
January 1, 2004 through June 30, 2004 does not reflect these lowered fees.

This supplement should be retained with the Schwab Select Annuity(R) Prospectus for future reference.